RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF DUE TO RELATED PARTIES

(a)	Due to related parties

	Related party relationship	March 31, 2022	September 30, 2021
		(Unaudited)
Wenhu Guo	Senior Management of the Company	$1,987	$3,376
Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	132,597	-
Jing Liu	Wife of the controlling shareholder	-	35,615
Sheying Wang	Senior Management of the Company	3,468	3,407
Yuantao Wang	49% shareholder of Tianjin YHX	134,890	202,706
Total due to related parties		$272,942	$245,104